Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Financial Information by Segment
Financial information by segment is as follows:

	Year Ended December 31, 2021
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$—	$5,522	$15,813	$—		$21,335
Gross profit	—	1,873	9,809	—		11,682
Direct expenses	85,107	2,119	8,450	64,017		159,693

Segment contribution	(85,107)	(246)	1,359	(64,017)		(148,011)

Indirect expenses				(38,953	) (a)	$(38,953)

Loss from operations						(109,058)

(a) Components of other
Change in fair value of contingent consideration liability				(41,145)
Amortization				2,192

Total other				$(38,953)

	Year Ended December 31, 2020
	Cell Therapy	BioBanking	Degenerative Disease	Other	Total
Net revenues	$—	$5,556	$8,722	$—	$14,278
Gross profit	—	3,262	6,084	—	9,346
Direct expenses	51,470	1,653	10,348	20,573	84,043

Segment contribution	(51,470)	1,609	(4,264)	(20,573)	(74,697)

Indirect expenses				77,228 (a)	$77,228

Loss from operations					(151,925)

(a) Components of other
Change in fair value of contingent consideration liability				(55,566)
Impairment of acquired intangible assets				129,400
Amortization				3,394

Total other				$77,228